Retirement Benefits - Plan Assets (Detail) - Plan assets [member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of fair value of plan assets [Line Items]
Total	¥ 1,420,639	¥ 1,453,238	¥ 1,432,556
Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	780,691	873,099
Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	639,948	580,139
Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	365,309	434,981
Debt instruments	249,149	241,610
General account of life insurance companies	39,713	45,445
Other investments and short-term assets	250,399	215,728
Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	226,372	286,542
Debt instruments	16,124	36,290
General account of life insurance companies	250	356
Other investments and short-term assets	33,055	45,252
Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	138,937	148,439
Debt instruments	233,025	205,320
General account of life insurance companies	39,463	45,089
Other investments and short-term assets	217,344	170,476
Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	47,864	45,613
Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	38,278	36,340
Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Other short-term assets	9,586	9,273
Retirement benefit trusts [member] | Japan [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	468,205	469,861
Retirement benefit trusts [member] | Japan [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	466,612	468,319
Retirement benefit trusts [member] | Japan [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	¥ 1,593	¥ 1,542